Quarterly Holdings Report
for
Fidelity SAI Sustainable U.S. Equity Fund
August 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
EFS-NPRT1-1022
1.9904865.100
Common Stocks - 98.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	191	20,670
Media - 2.5%
Cable One, Inc.	9	10,215
Comcast Corp. Class A	315	11,400
Interpublic Group of Companies, Inc.	334	9,232
		30,847
TOTAL COMMUNICATION SERVICES		51,517
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.7%
General Motors Co.	221	8,444
Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. (a)	229	8,631
Bright Horizons Family Solutions, Inc. (a)	134	9,139
		17,770
Hotels, Restaurants & Leisure - 2.0%
Marriott International, Inc. Class A	168	25,828
Household Durables - 1.0%
Taylor Morrison Home Corp. (a)	522	13,107
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	104	13,184
eBay, Inc.	303	13,371
		26,555
Specialty Retail - 1.7%
The Home Depot, Inc.	74	21,343
Textiles, Apparel & Luxury Goods - 1.7%
LVMH Moet Hennessy Louis Vuitton SE	20	12,905
Tapestry, Inc.	234	8,127
		21,032
TOTAL CONSUMER DISCRETIONARY		134,079
CONSUMER STAPLES - 8.6%
Beverages - 1.9%
Keurig Dr. Pepper, Inc.	633	24,130
Food & Staples Retailing - 1.1%
Albertsons Companies, Inc.	485	13,342
Food Products - 2.0%
Darling Ingredients, Inc. (a)	337	25,632
Household Products - 2.9%
Kimberly-Clark Corp.	96	12,242
Procter & Gamble Co.	172	23,726
		35,968
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	36	9,158
TOTAL CONSUMER STAPLES		108,230
ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Cheniere Energy, Inc.	208	33,317
Denbury, Inc. (a)	97	8,626
Valero Energy Corp.	215	25,181
		67,124
FINANCIALS - 12.1%
Banks - 2.6%
Bank of America Corp.	690	23,191
Huntington Bancshares, Inc.	749	10,037
		33,228
Capital Markets - 4.8%
BlackRock, Inc. Class A	19	12,661
Moody's Corp.	45	12,803
Northern Trust Corp.	196	18,638
State Street Corp.	232	15,857
		59,959
Consumer Finance - 2.7%
American Express Co.	104	15,808
Discover Financial Services	187	18,792
		34,600
Insurance - 2.0%
The Travelers Companies, Inc.	155	25,054
TOTAL FINANCIALS		152,841
HEALTH CARE - 15.7%
Biotechnology - 2.9%
Amgen, Inc.	79	18,984
Vertex Pharmaceuticals, Inc. (a)	64	18,033
		37,017
Health Care Providers & Services - 2.6%
Cigna Corp.	109	30,896
Guardant Health, Inc. (a)	47	2,353
		33,249
Life Sciences Tools & Services - 4.6%
Bio-Rad Laboratories, Inc. Class A (a)	19	9,216
Danaher Corp.	132	35,628
ICON PLC (a)	61	12,800
		57,644
Pharmaceuticals - 5.6%
Merck & Co., Inc.	356	30,388
Roche Holding AG (participation certificate)	53	17,079
UCB SA	131	9,229
Zoetis, Inc. Class A	86	13,462
		70,158
TOTAL HEALTH CARE		198,068
INDUSTRIALS - 9.8%
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	79	15,366
Building Products - 1.7%
ASSA ABLOY AB (B Shares)	567	11,484
Johnson Controls International PLC	189	10,232
		21,716
Electrical Equipment - 1.4%
Acuity Brands, Inc.	67	10,983
Generac Holdings, Inc. (a)	27	5,951
		16,934
Machinery - 1.7%
Deere & Co.	36	13,149
Ingersoll Rand, Inc.	182	8,621
		21,770
Professional Services - 3.8%
KBR, Inc.	397	19,175
Manpower, Inc.	171	12,538
Verisk Analytics, Inc.	83	15,534
		47,247
TOTAL INDUSTRIALS		123,033
INFORMATION TECHNOLOGY - 22.8%
IT Services - 4.8%
Accenture PLC Class A	76	21,923
Capgemini SA	65	11,301
Concentrix Corp.	36	4,528
MasterCard, Inc. Class A	37	12,002
PayPal Holdings, Inc. (a)	114	10,652
		60,406
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (a)	119	10,100
NVIDIA Corp.	131	19,773
onsemi (a)	306	21,044
SolarEdge Technologies, Inc. (a)	54	14,902
		65,819
Software - 10.4%
Adobe, Inc. (a)	34	12,697
Intuit, Inc.	45	19,430
Microsoft Corp.	291	76,088
Salesforce.com, Inc. (a)	149	23,262
		131,477
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	190	29,872
TOTAL INFORMATION TECHNOLOGY		287,574
MATERIALS - 4.3%
Chemicals - 1.8%
Eastman Chemical Co.	74	6,734
Linde PLC	56	15,840
		22,574
Containers & Packaging - 2.5%
Avery Dennison Corp.	107	19,647
Crown Holdings, Inc.	140	12,683
		32,330
TOTAL MATERIALS		54,904
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Prologis (REIT), Inc.	279	34,738
UTILITIES - 2.7%
Electric Utilities - 2.2%
NextEra Energy, Inc.	155	13,184
ORSTED A/S (b)	147	14,348
		27,532
Water Utilities - 0.5%
American Water Works Co., Inc.	46	6,829
TOTAL UTILITIES		34,361
TOTAL COMMON STOCKS (Cost $1,358,311)		1,246,469

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (c) (Cost $9,605)	9,603	9,605

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,367,916)	1,256,074
NET OTHER ASSETS (LIABILITIES) - 0.4%	5,421
NET ASSETS - 100.0%	1,261,495

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,348 or 1.1% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	4,355	289,059	283,809	50	-	-	9,605	0.0%
Total	4,355	289,059	283,809	50	-	-	9,605

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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